YieldMax CRCL Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 5.5%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.5%
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $99.00	$4,316,800	475	$81,937
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $97.00	15,904,000	1,750	391,125
Circle Internet Group, Inc., Expiration: 5/15/2026; Exercise Price: $105.01	20,220,800	2,225	644,071
Total Call Options			1,117,133

TOTAL PURCHASED OPTIONS (Cost $3,219,482)			1,117,133

SHORT-TERM INVESTMENTS - 114.7%
Money Market Funds - 5.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	1,086,030	1,086,030

U.S. Treasury Bills - 109.3%	Principal Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)	$8,799,000	8,738,245
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	8,052,000	7,974,329
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)	5,480,000	5,411,976
		22,124,550

TOTAL SHORT-TERM INVESTMENTS (Cost $23,210,076)		23,210,580

TOTAL INVESTMENTS - 120.2% (Cost $26,429,558)		$24,327,713
Liabilities in Excess of Other Assets - (20.2)%		(4,095,744)
TOTAL NET ASSETS - 100.0%		$20,231,969

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax CRCL Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (22.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.2)%
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $94.00	$(4,316,800)	(475)	$(152,000)
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $92.00	(15,904,000)	(1,750)	(691,250)
Total Call Options			(843,250)

Put Options - (18.6)%
Circle Internet Group, Inc., Expiration: 5/15/2026; Exercise Price: $105.01	(20,220,800)	(2,225)	(3,776,315)

TOTAL WRITTEN OPTIONS (Premiums received $4,050,444)			$(4,619,565)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.